Risk Management - Schedule of Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Liabilities [Line Items]
Third-party funds	R$ 29,974,830	R$ 20,203,988
Obligations to FIDC FGTS quota holders	815,557	704,755
Trade payables	5,497,113	3,365,265
Derivative financial instrument	15,751
Total	36,303,251	24,274,008
Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	2,333,625	1,995,733
Derivative financial instrument	15,751
Total	13,938,678	11,938,654
From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	955,257	173,766
Derivative financial instrument
Total	3,225,473	2,404,837
From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	651,297	188,148
Derivative financial instrument
Total	1,770,295	1,485,478
From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	1,057,411	403,034
Derivative financial instrument
Total	3,630,982	1,984,943
From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	485,049	558,296
Derivative financial instrument
Total	4,088,812	3,103,193
Over 365 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders	815,557	704,755
Trade payables	14,474	46,288
Derivative financial instrument
Total	9,649,011	3,356,903
Payment accounts [Member]
Schedule of Liabilities [Line Items]
Third-party funds	856,573	889,296
Payment accounts [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	856,573	889,296
Payment accounts [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
CDB’s [Member]
Schedule of Liabilities [Line Items]
Third-party funds	27,838,964	19,094,153
CDB’s [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	10,206,007	8,833,086
CDB’s [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	2,270,216	2,231,071
CDB’s [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	1,118,998	1,297,330
CDB’s [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	2,573,571	1,581,909
CDB’s [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	3,603,763	2,544,897
CDB’s [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	8,066,409	2,605,860
Financial Instruments [Member]
Schedule of Liabilities [Line Items]
Third-party funds	752,571
Financial Instruments [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	752,571
Others [Member]
Schedule of Liabilities [Line Items]
Third-party funds	526,722	220,539
Others [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	526,722	220,539
Others [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds